Variable interest entities (VIE) - Consolidated (Details 7) - CHF (SFr) SFr in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
VIE Disclosures
Cash and due from banks	[1]	SFr 124,966	SFr 67,746	SFr 164,026	SFr 138,207
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		47,213	58,798
Trading assets		21,727	65,955
Investment securities		1,421	1,717
Other investments		4,017	5,463
Net loans		216,741	268,104
Other assets		30,823	41,753
of which loans held-for-sale		12,929	16,090
Premises and equipment		1,581	4,106
Assets		452,507	530,039
Customer deposits		203,427	234,554
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		955	20,371
Trading liabilities		8,832	18,337
Short-term borrowings		47,637	14,489
Long-term debt		128,484	150,661
Other liabilities		14,738	16,826
Liabilities		414,391	481,563
Consolidated VIEs
VIE Disclosures
Cash and due from banks		161	229
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		1	0
Trading assets		1,115	2,588
Other investments		478	781
Net loans		161	3,410
Other assets		1,412	4,594
of which loans held-for-sale		120	2,864
Premises and equipment		0
Assets		3,328	11,602
Trading liabilities		3	1,063
Short-term borrowings		10	3,137
Long-term debt		1,492	2,096
Other liabilities		127	189
Liabilities		1,632	6,485
Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		0	15
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets		0	0
Other investments		0	0
Net loans		0	0
Other assets		0	281
of which loans held-for-sale		0	279
Premises and equipment		0
Assets		0	296
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	84
Other liabilities		0	0
Liabilities		0	84
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		40	94
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets		0	954
Other investments		0	0
Net loans		0	3,260
Other assets		22	2,466
of which loans held-for-sale		21	2,445
Premises and equipment		0
Assets		62	6,774
Trading liabilities		0	1,057
Short-term borrowings		0	3,124
Long-term debt		0	0
Other liabilities		3	49
Liabilities		3	4,230
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		79	68
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets		723	1,154
Other investments		0	0
Net loans		0	0
Other assets		1,113	1,349
of which loans held-for-sale		78	119
Premises and equipment		0
Assets		1,915	2,571
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,392	1,860
Other liabilities		2	2
Liabilities		1,394	1,862
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		8	17
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		1
Trading assets		20	23
Other investments		39	58
Net loans		0	0
Other assets		34	39
of which loans held-for-sale		21	21
Premises and equipment		0
Assets		102	137
Trading liabilities		0	0
Short-term borrowings		10	13
Long-term debt		0	0
Other liabilities		12	19
Liabilities		22	32
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		25	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets		372	457
Other investments		439	587
Net loans		15	16
Other assets		105	42
of which loans held-for-sale		0	0
Premises and equipment		0
Assets		956	1,126
Trading liabilities		3	6
Short-term borrowings		0	0
Long-term debt		0	0
Other liabilities		38	49
Liabilities		41	55
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		9	11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets		0	0
Other investments		0	136
Net loans		146	134
Other assets		138	417
of which loans held-for-sale		0	0
Premises and equipment		0
Assets		293	698
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		100	152
Other liabilities		72	70
Liabilities		SFr 172	SFr 222

[1]	Includes restricted cash.